Subsequent Events	3 Months Ended	12 Months Ended
	May 31, 2024	Feb. 29, 2024
Subsequent Events [Abstract]
Subsequent Events

NOTE 9 - Subsequent Events

On June 17, 2024, the Company received a notification letter (the “Initial Notice”) from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) advising the Company that it was not in compliance with Nasdaq’s continued listing requirements under Nasdaq Listing Rule 5250(c)(1) (the “Rule”) as a result of its failure to timely file its Annual Report on Form 10-K for the fiscal year ended February 29, 2024 (the “Form 10-K”).

On July 17, 2024, the Company received an additional notification letter (the “Additional Notice,” and together with the Initial Notice, the “Notices”) from Nasdaq stating that, because the Company has not filed its Quarterly Report on Form 10-Q for the quarter ended May 31, 2024 (the “Form 10-Q”), and because the Company remains delinquent in filing the Form 10-K, the Company remains noncompliant with the Rule.

Neither of the Notices have an immediate effect on the listing of the Company’s common stock on the Nasdaq Capital Market, and, therefore, the Company’s listing remains fully effective.

The Notices require the Company to either file the delinquent Form 10-K and Form 10-Q with the Commission or submit a plan to regain compliance with the Rule by August 16, 2024. If Nasdaq accepts the Company’s plan, then Nasdaq may grant an exception of up to 180 calendar days from the Form 10-K’s due date, or until December 10, 2024, to regain compliance. If Nasdaq does not accept the Company’s plan, then the Company will have the opportunity to appeal that decision to a Nasdaq Hearings Panel under Nasdaq Listing Rule 5815.

On August 16, 2024, the Company submitted a plan to Nasdaq to regain compliance with the Rule, including the steps the Company will take to promptly file the Form 10-K and Form 10-Q and regain compliance. The Company has requested an extension until September 30, 2024. There can be no assurance that the Company will regain compliance with the Rule, secure an exception until September 30, 2024 to regain compliance, or maintain compliance with other Nasdaq listing requirements. On September 4, 2024, the Company filed its Annual Report on Form-10-K with the Securities and Exchange Commission.

On August 14, 2024, at a joint meeting of the Audit Committee and the board of directors, the directors unanimously approved an increase in the principal amount of the related party line of credit to $2,000,000 on the same terms and conditions as previously approved. As of September 13, 2024, the total principal amount advanced under the line of credit was $1,441,414.

Between June 1, 2024 and September 13, 2024, additional net related party advances totaled $978,822, and the aggregate outstanding principal balance of related party advances was $2,731,690.

On September 13, 2024, the Company’s board of directors approved the conversion of up to 100% of the outstanding principal balance of the promissory notes held by Messrs. Kerby and Monaco into shares of a series of non-redeemable convertible preferred stock preferred stock yet to be designated. Messrs. Kerby and Monaco have agreed to initially convert $1,500,000, or 56.3% of their total outstanding principal balance of $2,666,790 into the new series of convertible preferred stock, and, at their discretion, may convert up to the remaining principal balance, or any portion thereof, into additional shares of such convertible preferred stock at a future date. The conversion remains subject to completion of final documentation for the transaction, including the filing of the certificate of designation for the new series of convertible preferred stock with the Nevada Secretary of State.

NOTE 20 – Subsequent Events

On March 8, 2024, the Company held a Special Meeting of Stockholders in a virtual format. The following proposals, constituting all of the proposals, were voted on by stockholders:

●	Proposal No. 1: The Company’s stockholders approved an amendment to the Current Articles of Incorporation to change the Company’s corporate name to “NextTrip, Inc.”

●	Proposal No. 2: The Company’s stockholders approved an amendment to the Current Articles to increase the number of shares of Company common stock authorized for issuance thereunder from 1,200,000 shares to 250,000,000 shares.

●	Proposal No. 3: The Company’s stockholders approved the adjournment of the Special Meeting by the chairman thereof to a later date to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, there are not sufficient votes to approve either of the foregoing proposals.

Although Proposal No. 3 was approved by the Company’s stockholders, the chairman of the Special Meeting did not elect to adjourn the meeting, as both of the other two proposals were also approved.

On March 11, 2024, Sigma Additive Solutions, Inc. (the “Company”) filed a Certificate of Amendment to its Amended and Restated Articles of Incorporation (the “Charter Amendment”), as amended to date (the “Current Articles”), with the Secretary of State of the State of Nevada, pursuant to which (i) the Company’s corporate name was changed from Sigma Additive Solutions, Inc. to “NextTrip, Inc.” (the “Name Change”), and (ii) the number of shares of Company common stock authorized for issuance under the Current Articles was increased from 1,200,000 shares to 250,000,000 shares (the “Increase in Authorized).

In connection with the Name Change, effective as of the open of the market on March 13, 2024, the Company’s common stock began trading on the Nasdaq Capital Market under the new ticker symbol “NTRP” (the “Ticker Symbol Change”). The CUSIP of the Company’s common stock remained unchanged.

On March 15, 2024, the Company’s Board of Directors approved the Company to enter into an unsecured promissory note for a line of credit with Messrs. Monaco and Kerby, the Company’s Chairman of the Board of Directors and Chief Executive Officer, respectively, for the aggregate principal amount of $500,000. Under the terms of the note, advances under the line of credit may be made at the Company’s request until May 31, 2024. The note bears an annual interest rate of 7.5% and matures on February 28, 2025, and may be prepaid by the Company at any time prior to maturity without penalty. As of April 19, 2024, the full principal amount of the note had been advanced to the Company and remains outstanding.

On April 25, 2024, the Company’s Board of Directors approved the Company to enter into a series of unsecured promissory notes with certain related parties, including investors, directors, officers and employees, who shall individually provide funds for the aggregate principal amount of $1,000,000. The notes bear an annual interest rate of 7.5% and shall mature one year from the date of each note’s execution, and may be prepaid by the Company at any time prior to maturity without penalty. On August 14, 2024, the Board of Directors approved an increase in the aggregate principal amount of the unsecured promissory notes to $2,000,000. As of August 31, 2024, $1,416,553 had been advanced to the Company and remains outstanding.

On June 17, 2024, the Company received a notification letter (the “Initial Notice”) from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) advising the Company that it was not in compliance with Nasdaq’s continued listing requirements under Nasdaq Listing Rule 5250(c)(1) (the “Rule”) as a result of its failure to timely file its Annual Report on Form 10-K for the fiscal year ended February 29, 2024 (the “Form 10-K”).

On July 17, 2024, the Company received an additional notification letter (the “Additional Notice,” and together with the Initial Notice, the “Notices”) from Nasdaq stating that, because the Company has not filed its Quarterly Report on Form 10-Q for the quarter ended May 31, 2024 (the “Form 10-Q”), and because the Company remains delinquent in filing the Form 10-K, the Company remains noncompliant with the Rule.

Neither of the Notices have an immediate effect on the listing of the Company’s common stock on the Nasdaq Capital Market, and, therefore, the Company’s listing remains fully effective.

The Notices require the Company to either file the delinquent Form 10-K and Form 10-Q with the Commission or submit a plan to regain compliance with the Rule by August 16, 2024. If Nasdaq accepts the Company’s plan, then Nasdaq may grant an exception of up to 180 calendar days from the Form 10-K’s due date, or until December 10, 2024, to regain compliance. If Nasdaq does not accept the Company’s plan, then the Company will have the opportunity to appeal that decision to a Nasdaq Hearings Panel under Nasdaq Listing Rule 5815.

On August 16, 2024, the Company submitted a plan to Nasdaq regain compliance with the Rule, including the steps the Company will take to promptly file the Form 10-Q and regain compliance. The Company has requested an extension until September 30, 2024. There can be no assurance that the Company will regain compliance with the Rule, secure an exception until September 30, 2024 to regain compliance, or maintain compliance with other Nasdaq listing requirements.